Lines Of Credit - Additional Information (Detail) (USD $) In Millions, unless otherwise specified	Dec. 31, 2011	Dec. 31, 2010	Jun. 30, 2010
Line of Credit Facility [Line Items]
Unused lines of credit	$ 1,429.1	$ 1,685.7	$ 1,173.7